U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,888	$ 5,879	$ 5,851
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	487	787	43
Net cash provided by operating activities	5,336	8,782	5,332
Investing Activities
Other, net	322	(1,526)	506
Net cash (used in) provided by investing activities	(17,958)	(21,150)	(29,812)
Financing Activities
Net (decrease) increase in short-term borrowings	(13,914)	(2,016)	2,285
Proceeds from issuance of long-term debt	10,715	5,067	16,394
Principal payments or redemption of long-term debt	(9,495)	(5,311)	(4,128)
Proceeds from issuance of preferred stock		745
Proceeds from issuance of common stock	355	295	453
Repurchase of common stock	(2,556)	(2,190)	(2,200)
Cash dividends paid on preferred stock	(267)	(242)	(243)
Cash dividends paid on common stock	(1,810)	(1,777)	(1,726)
Net cash provided by (used in) financing activities	17,180	12,861	26,657
Change in cash and due from banks	4,558	493	2,177
Cash and due from banks at beginning of year	11,147	10,654	8,477
Cash and due from banks at end of year	15,705	11,147	10,654
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	5,888	5,879	5,851
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,940)	(1,991)	(2,107)
Other, net	75	507	48
Net cash provided by operating activities	2,023	4,395	3,792
Investing Activities
Proceeds from sales and maturities of investment securities	232	153	46
Purchases of investment securities	(120)	(47)	(39)
Net (increase) decrease in short-term advances to subsidiaries	(442)	(273)	984
Long-term advances to subsidiaries	(750)	(500)	(1,800)
Principal collected on long-term advances to subsidiaries	100		1,400
Other, net	(12)	(6)	(52)
Net cash (used in) provided by investing activities	(992)	(673)	539
Financing Activities
Net (decrease) increase in short-term borrowings	(3)	(152)	39
Proceeds from issuance of long-term debt	3,550		3,250
Principal payments or redemption of long-term debt	(1,926)	(1,750)	(1,500)
Proceeds from issuance of preferred stock		745
Proceeds from issuance of common stock	355	295	453
Repurchase of common stock	(2,556)	(2,190)	(2,200)
Cash dividends paid on preferred stock	(267)	(242)	(243)
Cash dividends paid on common stock	(1,810)	(1,777)	(1,726)
Net cash provided by (used in) financing activities	(2,657)	(5,071)	(1,927)
Change in cash and due from banks	(1,626)	(1,349)	2,404
Cash and due from banks at beginning of year	9,426	10,775	8,371
Cash and due from banks at end of year	$ 7,800	$ 9,426	$ 10,775